BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—80.8%
Bermuda—1.1%
Axis Capital Holdings Ltd.	3,287	$123,394
Everest Re Group Ltd.	1,135	225,195
		348,589
Canada—1.2%
Barrick Gold Corp.	6,239	150,033
Nutrien Ltd.	2,896	98,464
Yamana Gold, Inc.	23,952	128,383
		376,880
Denmark—0.4%
FLSmidth & Co., A/S	4,656	127,502
France—7.7%
Accor SA	4,625	130,748
AXA SA	7,357	134,993
Capgemini SA	5,401	557,894
Cie Generale des Etablissements Michelin SCA	2,076	210,114
Eiffage SA	3,732	340,677
Peugeot SA	15,227	218,590
Sanofi	4,374	427,842
TOTAL SA	8,932	338,709
Vinci SA	1,764	164,573
		2,524,140
Germany—4.3%
Bayer AG, Registered Shares	2,705	184,913
Brenntag AG	6,635	353,005
HeidelbergCement AG	2,297	114,899
Rheinmetall AG	3,271	266,408
SAP SE	985	125,708
Siemens AG	3,323	366,376
		1,411,309
Greece—0.4%
Hellenic Telecommunications Organization SA	10,347	144,868
Ireland—1.4%
CRH PLC	14,034	457,552
Italy—0.6%
Leonardo SpA	32,038	201,129
Japan—6.3%
Fuji Corp.	8,200	152,178
Hitachi Construction Machinery Co., Ltd.	3,400	89,688
Hitachi Ltd.	8,200	264,854
KDDI Corp.	10,300	300,649
Kurita Water Industries Ltd.	4,800	132,901
Persol Holdings Co., Ltd.	12,200	161,233
Sony Corp.	8,600	556,987
Sumitomo Mitsui Financial Group, Inc.	4,700	136,405
Taiyo Yuden Co., Ltd.	5,100	142,785
Zenkoku Hosho Co., Ltd.	2,800	108,166
		2,045,846
Macao—0.2%
Wynn Macau Ltd.	41,200	70,567
Netherlands—2.0%
Koninklijke Ahold NV	7,223	183,132
NXP Semiconductors NV	2,244	215,648
Royal Dutch Shell PLC, Class A	15,625	247,312
		646,092
Singapore—1.2%
DBS Group Holdings Ltd.	14,000	193,683
United Overseas Bank Ltd.	13,500	186,981
		380,664
South Korea—1.5%
KB Financial Group, Inc.	4,997	136,374
KT Corp. - SP ADR	25,483	248,204
SK Hynix, Inc.	1,565	103,779
		488,357
Sweden—1.6%
Husqvarna AB	38,762	287,449
Sandvik AB	11,875	198,521
Volvo AB	3,737	53,325
		539,295
Switzerland—3.5%
Glencore PLC	80,495	152,019
Novartis AG	5,258	457,740
Roche Holding AG	611	212,091
STMicroelectronics NV	5,369	133,339
UBS Group AG	16,142	172,810
		1,127,999
United Kingdom—5.4%
BAE Systems PLC	34,736	214,384
BP PLC	44,387	169,733
Direct Line Insurance Group PLC	82,934	271,663
Ferguson PLC	1,948	153,634
Inchcape PLC	15,284	95,023
Persimmon PLC	7,253	206,883
Redrow PLC	27,382	159,352
Smith & Nephew PLC	8,649	176,452
Tesco PLC	113,410	322,027
		1,769,151
United States—42.0%
Allstate Corp., (The)	4,556	445,622
American Express Co.	3,277	311,544
Anthem, Inc.	1,469	432,048
Applied Materials, Inc.	4,279	240,394
AutoZone, Inc.*	256	293,852
Bank of America Corp.	6,743	162,641
Berkshire Hathaway, Inc., Class B*	1,809	335,714
Cigna Corp.	2,946	581,305
Cisco Systems, Inc.	2,797	133,753
Citigroup, Inc.	4,828	231,309
Comcast Corp., Class A	6,521	258,232
Corteva, Inc.	16,851	460,201
CVS Health Corp.	7,426	486,923
Diamondback Energy, Inc.	2,355	100,276
Dick's Sporting Goods, Inc.*	2,609	94,081
DuPont de Nemours, Inc.	9,970	505,778
Eaton Corp. PLC	3,920	332,808
Goldman Sachs Group Inc., (The)	1,750	343,857
Graphic Packaging Holding Co.	11,997	173,597
Honeywell International, Inc.	1,496	218,192
Huntington Bancshares Inc.	24,343	216,409
ITT, Inc.	4,323	249,437
JPMorgan Chase & Co.	1,870	181,970
Kansas City Southern	887	133,511
KeyCorp	18,271	216,511
Laboratory Corp. of America Holdings*	2,104	368,873
Lowe's Cos., Inc.	2,703	352,336
MasTec, Inc.*	4,678	183,144
McKesson Corp.	1,133	179,773
Medtronic PLC	3,251	320,484
Merck & Co, Inc.	5,208	420,390
Micron Technology, Inc.*	5,926	283,915
Mosaic Co., (The)	14,529	175,656
Newmont Goldcorp Corp.	2,067	120,857
Nexstar Media Group, Inc., Class A	2,280	189,947
NVR, Inc.*	58	186,853
Oracle Corp.	4,458	239,707
Owens Corning	7,461	391,702
Pfizer, Inc.	12,947	494,446
PPG Industries, Inc.	1,514	153,928
Raytheon Technologies Corp.	2,020	130,330
Science Applications International Corp.	4,466	393,187
SYNNEX Corp.*	2,039	217,459
TE Connectivity Ltd.	3,266	265,362
Textron, Inc.	5,236	162,159
Tyson Foods, Inc., Class A	4,002	245,883
United Rentals, Inc.*	643	89,306
Valvoline, Inc.	5,157	94,631
Vistra Energy Corp.	23,663	483,672
VMware, Inc.*	674	105,326
Wyndham Hotels & Resorts, Inc.	1,513	69,492
Zimmer Biomet Holdings, Inc.	1,787	225,770
		13,684,553
TOTAL COMMON STOCKS
(Cost $26,088,515)		26,344,493
PREFERRED STOCKS—0.7%
Brazil—0.3%
Petroleo Brasileiro SA, 4.162%	26,000	97,007
South Korea—0.4%
Samsung Electronics Co., Ltd., 3.269%	4,151	144,523
TOTAL PREFERRED STOCKS
(Cost $277,446)		241,530
INVESTMENT COMPANY—17.5%
United States—17.5%
Campbell Advantage Fund	935,611	5,688,513
TOTAL INVESTMENT COMPANY
(Cost $6,127,536)		5,688,513

SHORT-TERM INVESTMENTS—1.4%
U.S. Bank Money Market Deposit Account, 0.13%(a)	446,464	446,464
TOTAL SHORT-TERM INVESTMENTS
(Cost $446,464)		446,464
TOTAL INVESTMENTS—100.4%
(Cost $32,939,961)		32,721,000
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.4)%		(136,138)
NET ASSETS—100.0%		$32,584,862

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2020.

Industry classifications may be different than those used for compliance monitoring purposes

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY ADVANTAGE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Advantage Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Bermuda	$348,589	$348,589	$-	$-
Canada	376,880	376,880	-	-
Denmark	127,502	-	127,502	-
France	2,524,140	-	2,524,140	-
Germany	1,411,309	-	1,411,309	-
Greece	144,868	-	144,868	-
Ireland	457,552	-	457,552	-
Italy	201,129	-	201,129	-
Japan	2,045,846	-	2,045,846	-
Macao	70,567	-	70,567	-
Netherlands	646,092	215,648	430,444	-
Singapore	380,664	-	380,664	-
South Korea	488,357	248,204	240,153	-
Sweden	539,295	-	539,295	-
Switzerland	1,127,999	-	1,127,999	-
United Kingdom	1,769,151	-	1,769,151	-
United States	13,684,553	13,684,553	-	-
Preferred Stock
Brazil	97,007	97,007	-	-
South Korea	144,523	-	144,523	-
Investment Company
United States	5,688,513	5,688,513	-	-
Short-Term Investments	446,464	446,464	-	-
Total Assets	$32,721,000	$21,105,858	$11,615,142	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets.  The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.